PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	OPEN END FUNDS — 99.4%
	FIXED INCOME - 99.4%
986,840	PIMCO Emerging Markets Bond Fund, Institutional Class	$ 10,598,665
5,246,905	PIMCO Income Fund, Institutional Class	63,540,015
954,904	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	10,570,784
2,841,634	PIMCO Investment Grade Credit Bond Fund, Institutional Class	31,655,808
2,888,953	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	31,807,377
6,025,087	PIMCO Total Return Fund, Institutional Class	63,444,162
		211,616,811

	TOTAL OPEN END FUNDS (Cost $205,715,164)	211,616,811

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,005,391	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,005,391)(a)	1,005,391

	TOTAL INVESTMENTS - 99.9% (Cost $206,720,555)	$ 212,622,202
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	134,738
	NET ASSETS - 100.0%	$ 212,756,940

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	OPEN END FUNDS — 99.7%
	EQUITY - 9.9%
386,707	American Mutual Fund, Class R-6	$ 17,123,371

	FIXED INCOME - 69.9%
3,128,211	American Funds - Bond Fund of America (The), Class R-6	42,856,490
3,076,643	American Intermediate Bond Fund of America, Class R-6	42,919,173
3,426,685	American Short Term Bond Fund of America, Class R-6	34,540,989
		120,316,652
	MIXED ALLOCATION - 19.9%
571,709	American Balanced Fund, Class R-6	17,162,700
272,429	American Capital Income Builder, Class R-6	17,045,856
		34,208,556

	TOTAL OPEN END FUNDS (Cost $170,305,186)	171,648,579

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
1,790,654	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,790,654)(a)	1,790,654

	TOTAL INVESTMENTS - 100.7% (Cost $172,095,840)	$ 173,439,233
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(1,140,515)
	NET ASSETS - 100.0%	$ 172,298,718

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
3,948,140	AMCAP Fund, Class R-6	$ 155,912,052
2,295,435	American - The Growth Fund of America, Class R-6	155,171,386
1,057,543	American Funds - New Economy Fund (The), Class R-6	62,638,264
1,825,846	American Funds Fundamental Investors, Class R-6	124,906,138
1,022,625	American New Perspective Fund, Class R-6	61,797,253
753,177	American SMALLCAP World Fund, Inc., Class R-6	62,235,043
		622,660,136

	TOTAL OPEN END FUNDS (Cost $530,282,857)	622,660,136

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
6,821,477	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $6,821,477)(a)	6,821,477

	TOTAL INVESTMENTS - 100.8% (Cost $537,104,334)	$ 629,481,613
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(5,200,865)
	NET ASSETS - 100.0%	$ 624,280,748

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 41.9%
	EQUITY - 41.9%
19,718	ARK Innovation ETF	$ 2,710,042
123,969	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	9,310,072
114,786	iShares Core S&P Small-Cap ETF	11,199,670
48,034	iShares Morningstar Mid-Cap ETF	11,131,942
172,813	iShares S&P 500 Growth ETF	10,975,354
115,269	iShares U.S. Home Construction ETF	6,797,413
96,305	Materials Select Sector SPDR Fund	6,802,985
227,683	SPDR Portfolio S&P 500 Value ETF	7,709,346
29,790	Vanguard S&P 500 ETF	10,133,962
		76,770,786

	TOTAL EXCHANGE-TRADED FUNDS (Cost $72,838,702)	76,770,786

	OPEN END FUNDS — 57.9%
	ALTERNATIVE - 9.4%
724,894	JPMorgan Hedged Equity Fund, Class I	17,324,961

	EQUITY - 5.0%
87,178	Akre Focus Fund, Institutional Class(a)	4,564,643
268,185	Fidelity Select Leisure Portfolio	4,545,736
		9,110,379
	FIXED INCOME - 18.3%
316,121	Guggenheim- Total Return Bond Fund, Institutional Class	9,293,961
843,022	PIMCO Investment Grade Credit Bond Fund, Institutional Class	9,391,266
1,593,703	Semper MBS Total Return Fund, Institutional Class	14,869,252
		33,554,479
	MIXED ALLOCATION - 25.2%
572,836	BlackRock Balanced Capital Fund, Inc., Institutional Class	14,744,800
587,237	Fidelity Puritan Trust - Fidelity Balanced Fund	16,501,370
369,338	Janus Henderson Balanced Fund, Class I	14,928,627
		46,174,797

	TOTAL OPEN END FUNDS (Cost $99,519,281)	106,164,616

Shares		Value
	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
777,663	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $777,663)(b)	$ 777,663

	TOTAL INVESTMENTS - 100.2% (Cost $173,135,646)	$ 183,713,065
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(288,764)
	NET ASSETS - 100.0%	$ 183,424,301

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Non-Income Producing Security.

(b) Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	OPEN END FUNDS — 99.4%
	ALTERNATIVE - 39.6%
1,586,418	BNY Mellon Global Real Return, Class I	$ 26,033,120

	EQUITY - 8.9%
146,844	BNY Mellon Global Real Estate Securities Fund, Class I	1,264,329
139,715	BNY Mellon Natural Resources Fund, Class I	4,556,111
		5,820,440
	FIXED INCOME - 50.9%
2,604,284	BNY Mellon Core Plus Fund, Class I	28,855,468
403,894	BNY Mellon Floating Rate Income Fund, Class I	4,620,543
		33,476,011

	TOTAL OPEN END FUNDS (Cost $60,902,004)	65,329,571

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
285,301	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $285,301)(a)	285,301

	TOTAL INVESTMENTS - 99.8% (Cost $61,187,305)	$ 65,614,872
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	105,663
	NET ASSETS - 100.0%	$ 65,720,535

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
368,798	iShares ESG Aware MSCI EAFE ETF	$ 26,678,847
260,023	iShares ESG Aware MSCI EM ETF	11,282,398
372,658	iShares ESG Aware MSCI USA ETF	31,888,345
179,140	iShares ESG Aware MSCI USA Small-Cap ETF	6,366,636
342,289	iShares MSCI KLD 400 Social ETF	24,234,061
325,805	iShares MSCI USA ESG Select ETF	26,729,042
		127,179,329

	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,008,380)	127,179,329

	SHORT-TERM INVESTMENT — 0.0%(a)
	MONEY MARKET FUND - 0.0%(a)
26,382	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $26,382)(b)	26,382

	TOTAL INVESTMENTS - 100.0% (Cost $106,034,762)	$ 127,205,711
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(a)	11,744
	NET ASSETS - 100.0%	$ 127,217,455

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 70.9%
	EQUITY - 70.9%
42,471	ARK Innovation ETF	$ 5,837,214
211,918	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	15,915,042
231,789	iShares Core S&P Small-Cap ETF	22,615,654
86,030	iShares Morningstar Mid-Cap ETF	19,937,564
187,431	iShares S&P 500 Growth ETF	11,903,743
166,820	iShares U.S. Home Construction ETF	9,837,375
139,042	Materials Select Sector SPDR Fund	9,821,927
529,004	SPDR Portfolio S&P 500 Value ETF	17,912,075
47,798	Vanguard Russell 1000 Growth ETF	11,764,522
40,759	Vanguard S&P 500 ETF	13,865,397
		139,410,513

	TOTAL EXCHANGE-TRADED FUNDS (Cost $132,538,008)	139,410,513

	OPEN END FUNDS — 29.0%
	ALTERNATIVE - 10.1%
832,722	JPMorgan Hedged Equity Fund, Class I	19,902,046

	EQUITY - 18.9%
226,951	Akre Focus Fund, Institutional Class(a)	11,883,137
586,798	Fidelity Select Leisure Portfolio	9,946,230
285,091	Jensen Quality Growth Fund, Class Y	15,357,827
		37,187,194

	TOTAL OPEN END FUNDS (Cost $54,124,050)	57,089,240

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
516,985	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $516,985)(b)	516,985

	TOTAL INVESTMENTS - 100.2% (Cost $187,179,043)	$ 197,016,738
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(398,393)
	NET ASSETS - 100.0%	$ 196,618,345

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-Income Producing Security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	OPEN END FUNDS — 99.8%
	EQUITY - 99.8%
622,479	Fidelity 500 Index Fund, Institutional Premium Class	$ 80,206,458
2,801,355	Fidelity Global ex US Index Fund, Institutional Premium Class	40,871,776
304,505	Fidelity Mid Cap Index Fund, Institutional Premium Class	8,203,359
260,933	Fidelity Small Cap Index Fund, Institutional Premium Class	6,846,888
		136,128,481

	TOTAL OPEN END FUNDS (Cost $105,426,850)	136,128,481

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
615,587	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $615,587)(a)	615,587

	TOTAL INVESTMENTS - 100.2% (Cost $106,042,437)	$ 136,744,068
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(289,834)
	NET ASSETS - 100.0%	$ 136,454,234

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 25.9%
	EQUITY - 25.9%
335,574	Fidelity MSCI Industrials Index ETF	$ 15,298,818
149,978	Fidelity MSCI Materials Index ETF	5,865,640
155,817	Fidelity MSCI Real Estate Index ETF	3,948,403
96,374	Industrial Select Sector SPDR Fund	8,169,624
		33,282,485

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,223,352)	33,282,485

	OPEN END FUNDS — 71.2%
	EQUITY - 71.2%
173,211	Fidelity Advisor Consumer Discretionary Fund, Class Z	7,716,535
292,016	Fidelity Advisor Health Care Fund, Class Z	20,785,671
356,427	Fidelity Advisor Industrials Fund, Class Z	14,813,100
113,739	Fidelity Advisor Semiconductors Fund, Class I	4,691,752
161,700	Fidelity Advisor Technology Fund, Class Z	15,665,454
1,692,035	Fidelity Select Semiconductors Portfolio	28,020,103
		91,692,615

	TOTAL OPEN END FUNDS (Cost $86,613,810)	91,692,615

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
250,114	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $250,114)(a)	250,114

	TOTAL INVESTMENTS - 97.3% (Cost $118,087,276)	$ 125,225,214
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%	3,517,710
	NET ASSETS - 100.0%	$ 128,742,924

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG GLOBAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 58.7%
	EQUITY - 58.7%
2,502	ARK Innovation ETF	$ 343,875
18,125	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,361,188
17,751	iShares Core MSCI Emerging Markets ETF	1,133,046
13,927	iShares Core S&P Small-Cap ETF	1,358,857
5,973	iShares Morningstar Mid-Cap ETF	1,384,251
21,574	iShares MSCI EAFE Growth ETF	2,146,397
20,043	iShares S&P 500 Growth ETF	1,272,931
14,592	iShares U.S. Home Construction ETF	860,490
11,357	Materials Select Sector SPDR Fund	802,258
34,502	SPDR Portfolio S&P 500 Value ETF	1,168,238
36,349	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,497,942
		13,329,473

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,988,805)	13,329,473

	OPEN END FUNDS — 41.0%
	ALTERNATIVE - 9.2%
87,529	JPMorgan Hedged Equity Fund, Class I	2,091,950

	EQUITY - 31.8%
22,934	American New Perspective Fund, Class R-6	1,385,899
30,567	Fidelity Select Leisure Portfolio	518,115
170,278	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	1,391,174
229,344	PIMCO StocksPLUS International Fund Unhedged, Institutional Class	1,502,205
37,175	T Rowe Price Global Stock Fund, Class I	2,418,605
		7,215,998

	TOTAL OPEN END FUNDS (Cost $8,154,608)	9,307,948

	TOTAL INVESTMENTS - 99.7% (Cost $20,143,413)	$ 22,637,421
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	60,886
	NET ASSETS - 100.0%	$ 22,698,307

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 40.2%
	EQUITY - 40.2%
241,420	JPMorgan Diversified Return Emerging Markets Equity ETF(a)	$ 13,130,833
106,250	JPMorgan Diversified Return International Equity ETF	6,190,125
165,028	JPMorgan Diversified Return US Equity ETF	13,753,433
64,769	JPMorgan Diversified Return US Mid Cap Equity ETF	4,868,686
96,973	JPMorgan Diversified Return US Small Cap Equity ETF	3,687,738
95,552	JPMorgan US Momentum Factor ETF	3,703,596
124,012	JPMorgan US Value Factor ETF	3,746,403
		49,080,814

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,092,152)	49,080,814

	OPEN END FUNDS — 59.2%
	EQUITY - 59.2%
197,714	JPMorgan Equity Index Fund, Class I	11,166,899
236,603	JPMorgan International Focus Fund, Class I	6,165,885
894,912	JPMorgan International Research Enhanced Equity Fund, Class I	16,743,807
250,439	JPMorgan Large Cap Growth Fund, Class I	15,126,495
1,018,654	JPMorgan Large Cap Value Fund, Class I	16,817,975
259,249	JPMorgan Realty Income Fund, Class I	3,422,082
45,177	Undiscovered Managers Behavioral Value Fund, Advisor Class	2,955,963
		72,399,106

	TOTAL OPEN END FUNDS (Cost $59,462,213)	72,399,106

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
1,180,752	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,180,752)(b)	1,180,752

	TOTAL INVESTMENTS - 100.4% (Cost $102,735,117)	$ 122,660,672
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(428,199)
	NET ASSETS - 100.0%	$ 122,232,473

ETF	- Exchange-Traded Fund

(a)	Affiliated Company - holds in excess of 5% of outstanding voting securities of this Open End Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 39.1%
	EQUITY - 39.1%
253,205	JPMorgan Diversified Return Emerging Markets Equity ETF(a)	$ 13,771,820
250,426	JPMorgan Diversified Return International Equity ETF	14,589,819
129,649	JPMorgan Diversified Return US Equity ETF	10,804,948
59,422	JPMorgan Diversified Return US Mid Cap Equity ETF	4,466,752
140,809	JPMorgan Diversified Return US Small Cap Equity ETF	5,354,755
167,713	JPMorgan US Momentum Factor ETF	6,500,556
277,969	JPMorgan US Value Factor ETF(a)	8,397,443
		63,886,093

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,591,431)	63,886,093

	OPEN END FUNDS — 58.5%
	ALTERNATIVE - 3.1%
215,285	JPMorgan Hedged Equity Fund, Class I	5,145,315

	EQUITY - 24.2%
97,553	JPMorgan Equity Index Fund, Class I	5,509,822
309,668	JPMorgan International Focus Fund, Class I	8,069,947
122,847	JPMorgan Large Cap Growth Fund, Class I	7,419,979
577,437	JPMorgan Large Cap Value Fund, Class I	9,533,484
422,129	JPMorgan Realty Income Fund, Class I	5,572,098
51,831	Undiscovered Managers Behavioral Value Fund, Advisor Class	3,391,327
		39,496,657
	FIXED INCOME - 31.2%
2,249,751	JPMorgan Core Bond Fund, Class I	27,424,464
514,899	JPMorgan Core Plus Bond Fund, Class I	4,464,177
812,244	JPMorgan High Yield Fund, Class I	5,807,547
1,401,647	JPMorgan Income Fund, Class I	13,301,629
		50,997,817

	TOTAL OPEN END FUNDS (Cost $87,387,644)	95,639,789

Shares		Value
	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND - 2.3%
3,694,651	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $3,694,651)(b)	$ 3,694,651

	TOTAL INVESTMENTS - 99.9% (Cost $145,673,726)	$ 163,220,533
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	96,994
	NET ASSETS - 100.0%	$ 163,317,527

ETF	- Exchange-Traded Fund

(a)	Affiliated Company - holds in excess of 5% of outstanding voting securities of this Open End Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 10.0%
878,504	Meeder Spectrum Fund, Institutional Class(b)	$ 10,744,109

	EQUITY - 27.9%
1,127,306	Meeder Moderate Allocation Fund, Institutional Class(a)(b)	13,910,954
1,951,806	Meeder Muirfield Fund, Institutional Class	16,160,952
		30,071,906
	MIXED ALLOCATION - 61.9%
4,179,039	Meeder Balanced Fund, Institutional Class(a)(b)	53,867,806
525,319	Meeder Conservative Allocation Fund, Institutional Class(a)(b)	12,702,223
		66,570,029

	TOTAL OPEN END FUNDS (Cost $97,655,407)	107,386,044

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
141,538	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $141,538)(c)	141,538

	TOTAL INVESTMENTS - 99.9% (Cost $97,796,945)	$ 107,527,582
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	110,639
	NET ASSETS - 100.0%	$ 107,638,221

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.
(b)	Affiliated Company - holds in excess of 5% of outstanding voting securities of this Open End Fund.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 17.7%
	COMMODITY - 4.6%
295,355	iShares Commodities Select Strategy ETF	$ 8,134,077

	EQUITY - 13.1%
95,823	Schwab International Small-Cap Equity ETF	3,583,780
83,705	SPDR Portfolio Emerging Markets ETF	3,624,427
147,157	Vanguard Global ex-U.S. Real Estate ETF	7,808,150
14,423	Vanguard Small-Cap Growth ETF	3,944,402
26,983	Vanguard Small-Cap Value ETF	3,915,503
		22,876,262

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,500,171)	31,010,339

	OPEN END FUNDS — 81.9%
	EQUITY - 81.9%
147,367	MFS Growth Fund, Class R6	23,484,442
461,657	MFS Institutional International Equity Fund, Class I	13,822,003
329,351	MFS International Growth Fund, Class R5	13,826,147
94,157	MFS International New Discovery Fund, Class R6	3,511,106
598,776	MFS Mid Cap Growth Fund, Class R6	17,759,698
678,439	MFS Mid Cap Value Fund, Class R5	17,720,827
326,044	MFS Research Fund, Class R6	16,279,375
638,820	MFS Research International Fund, Class R6	13,804,894
522,951	MFS Value Fund, Class R6	23,004,607
		143,213,099

	TOTAL OPEN END FUNDS (Cost $117,943,213)	143,213,099

Shares		Value
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
865,721	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $865,721)(a)	$ 865,721

	TOTAL INVESTMENTS - 100.1% (Cost $146,309,105)	$ 175,089,159
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(157,490)
	NET ASSETS - 100.0%	$ 174,931,669

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 31.4%
	EQUITY – 31.4%
116,004	First Trust NASDAQ Technology Dividend Index Fund	$ 5,802,520
77,192	Vanguard Dividend Appreciation ETF	10,579,164
84,585	Vanguard High Dividend Yield ETF	7,696,389
121,565	WisdomTree U.S. Quality Dividend Growth Fund	6,445,376
		30,523,449

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,715,678)	30,523,449

	OPEN END FUNDS — 68.2%
	EQUITY - 6.9%
114,191	T Rowe Price Dividend Growth Fund, Inc., Class I	6,672,177

	FIXED INCOME - 51.3%
1,244,516	Counterpoint Tactical Income Fund, Class I	14,361,714
885,980	PIMCO Investment Grade Credit Bond Fund, Institutional Class	9,869,823
899,760	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	9,906,354
569,076	Sierra Tactical Bond Fund, Institutional Class	15,626,835
		49,764,726
	MIXED ALLOCATION - 10.0%
347,620	Vanguard Wellesley Income Fund, Investor Class	9,722,945

	TOTAL OPEN END FUNDS (Cost $63,925,881)	66,159,848

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
358,389	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $358,389)(a)	358,389

	TOTAL INVESTMENTS - 100.0% (Cost $90,999,948)	$ 97,041,686
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(4,896)
	NET ASSETS - 100.0%	$ 97,036,790

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

The Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those estimates.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies.  Open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Funds’ assets and liabilities measured at fair value:

PFG Active Core Bond Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$ 211,616,811	$ -	$ -	$ 211,616,811
Short-Term Investment	1,005,391	-	-	1,005,391
Total	$ 212,622,202	$ -	$ -	$ 212,622,202

PFG American Funds® Conservative Income Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$ 171,648,579	$ -	$ -	$ 171,648,579
Short-Term Investment	1,790,654	-	-	1,790,654
Total	$ 173,439,233	$ -	$ -	$ 173,439,233

PFG American Funds® Growth Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$ 622,660,136	$ -	$ -	$ 622,660,136
Short-Term Investment	6,821,477	-	-	6,821,477
Total	$ 629,481,613	$ -	$ -	$ 629,481,613

PFG Balanced Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 76,770,786	$ -	$ -	$ 76,770,786
Open End Funds	106,164,616	-	-	106,164,616
Short-Term Investment	777,663	-	-	777,663
Total	$ 183,713,065	$ -	$ -	$ 183,713,065

PFG BNY Mellon Diversifier Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$ 65,329,571	$ -	$ -	$ 65,329,571
Short-Term Investment	285,301	-	-	285,301
Total	$ 65,614,872	$ -	$ -	$ 65,614,872

PFG BR Equity ESG Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 127,179,329	$ -	$ -	$ 127,179,329
Short-Term Investment	26,382	-	-	26,382
Total	$ 127,205,711	$ -	$ -	$ 127,205,711

PFG Equity Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 139,410,513	$ -	$ -	$ 139,410,513
Open End Funds	57,089,240	-	-	57,089,240
Short-Term Investment	516,985	-	-	516,985
Total	$ 197,016,738	$ -	$ -	$ 197,016,738

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$ 136,128,481	$ -	$ -	$ 136,128,481
Short-Term Investment	615,587	-	-	615,587
Total	$ 136,744,068	$ -	$ -	$ 136,744,068

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,282,485	$ -	$ -	$ 33,282,485
Open End Funds	91,692,615	-	-	91,692,615
Short-Term Investment	250,114	-	-	250,114
Total	$ 125,225,214	$ -	$ -	$ 125,225,214

PFG Global Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,329,473	$ -	$ -	$ 13,329,473
Open End Funds	9,307,948	-	-	9,307,948
Total	$ 22,637,421	$ -	$ -	$ 22,637,421

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 49,080,814	$ -	$ -	$ 49,080,814
Open End Funds	72,399,106	-	-	72,399,106
Short-Term Investment	1,180,752	-	-	1,180,752
Total	$ 122,660,672	$ -	$ -	$ 122,660,672

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 63,886,093	$ -	$ -	$ 63,886,093
Open End Funds	95,639,789	-	-	95,639,789
Short-Term Investment	3,694,651	-	-	3,694,651
Total	$ 163,220,533	$ -	$ -	$ 163,220,533

PFG Meeder Tactical Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$ 26,905,061	$ 80,480,983	$ -	$ 107,386,044
Short-Term Investment	141,538	-	-	141,538
Total	$ 27,046,599	$ 80,480,983	$ -	$ 107,527,582

PFG MFS® Aggressive Growth Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 31,010,339	$ -	$ -	$ 31,010,339
Open End Funds	143,213,099	-	-	143,213,099
Short-Term Investment	865,721	-	-	865,721
Total	$ 175,089,159	$ -	$ -	$ 175,089,159

PFG Tactical Income Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 30,523,449	$ -	$ -	$ 30,523,449
Open End Funds	66,159,848	-	-	66,159,848
Short-Term Investment	358,389	-	-	358,389
Total	$ 97,041,686	$ -	$ -	$ 97,041,686

* Refer to the Portfolio of Investments for Industry Classification.
The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
PFG Active Core Bond Strategy Fund	$ 207,190,171	$ 6,325,505	$ (893,474)	$ 5,432,031
PFG American Funds® Conservative Income Strategy Fund	172,095,840	3,164,686	(1,821,293)	1,343,393
PFG American Funds® Growth Strategy Fund	537,104,334	92,377,279	-	92,377,279
PFG Balanced Strategy Fund	176,073,572	7,858,246	(218,753)	7,639,493
PFG BNY Mellon Diversifier Strategy Fund	61,217,003	4,397,869	-	4,397,869
PFG BR Equity ESG Strategy Fund	106,034,762	21,170,949	-	21,170,949
PFG Equity Strategy Fund	196,212,643	1,309,480	(505,385)	804,095
PFG Fidelity Institutional AM® Equity Index Strategy Fund	106,042,437	30,701,631	-	30,701,631
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	118,087,276	7,482,008	(344,070)	7,137,938
PFG Global Strategy Fund	21,715,076	966,819	(44,474)	922,345
PFG JP Morgan® Tactical Aggressive Strategy Fund	102,898,219	19,762,453	-	19,762,453
PFG JP Morgan® Tactical Moderate Strategy Fund	146,110,552	17,109,981	-	17,109,981
PFG Meeder Tactical Strategy Fund	98,479,120	9,048,462	-	9,048,462
PFG MFS® Aggressive Growth Strategy Fund	146,842,491	28,898,934	(652,266)	28,246,668
PFG Tactical Income Strategy Fund	90,999,948	6,041,738	-	6,041,738